Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.0%
Security	Shares	Value
Aerospace & Defense — 1.5%
Huntington Ingalls Industries, Inc.	103,684	$ 28,913,320
		$ 28,913,320
Air Freight & Logistics — 1.3%
United Parcel Service, Inc., Class B	295,567	$ 25,466,053
		$ 25,466,053
Banks — 9.9%
Bank of America Corp.	977,635	$ 46,212,806
JPMorgan Chase & Co.	307,500	91,093,800
Wells Fargo & Co.	674,698	54,400,900
		$ 191,707,506
Biotechnology — 3.7%
AbbVie, Inc.	122,889	$ 23,228,479
Gilead Sciences, Inc.	184,335	20,698,977
Neurocrine Biosciences, Inc.(1)	213,963	27,436,475
		$ 71,363,931
Broadline Retail — 3.4%
Amazon.com, Inc.(1)(2)	280,682	$ 65,710,463
		$ 65,710,463
Building Products — 1.6%
Johnson Controls International PLC	289,996	$ 30,449,580
		$ 30,449,580
Capital Markets — 5.7%
Charles Schwab Corp.	465,964	$ 45,538,662
Goldman Sachs Group, Inc.	17,599	12,734,460
Interactive Brokers Group, Inc., Class A	275,824	18,083,021
S&P Global, Inc.	42,336	23,331,370
Tradeweb Markets, Inc., Class A	79,809	11,057,537
		$ 110,745,050
Chemicals — 1.8%
Linde PLC	74,698	$ 34,380,502
		$ 34,380,502
Security	Shares	Value
Communications Equipment — 2.1%
Cisco Systems, Inc.	589,893	$ 40,159,915
		$ 40,159,915
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.(1)(2)	219,042	$ 23,196,548
U.S. Foods Holding Corp.(1)(2)	371,352	30,944,762
		$ 54,141,310
Containers & Packaging — 1.6%
Ball Corp.	533,170	$ 30,529,314
		$ 30,529,314
Distributors — 0.5%
Pool Corp.(2)	28,984	$ 8,931,130
		$ 8,931,130
Electric Utilities — 2.4%
NextEra Energy, Inc.(2)	644,377	$ 45,789,430
		$ 45,789,430
Electrical Equipment — 3.3%
Eaton Corp. PLC	73,266	$ 28,186,895
Emerson Electric Co.	242,327	35,261,002
		$ 63,447,897
Energy Equipment & Services — 0.7%
Baker Hughes Co.	302,847	$ 13,643,257
		$ 13,643,257
Entertainment — 1.9%
Walt Disney Co.	305,351	$ 36,370,358
		$ 36,370,358
Food Products — 1.5%
Hershey Co.	104,353	$ 19,423,224
J.M. Smucker Co.	96,137	10,319,346
		$ 29,742,570
Ground Transportation — 2.2%
CSX Corp.	1,225,048	$ 43,538,206
		$ 43,538,206
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	326,014	$ 41,139,707

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Boston Scientific Corp.(1)(2)	313,777	$ 32,921,483
		$ 74,061,190
Health Care Providers & Services — 0.5%
McKesson Corp.	15,346	$ 10,643,065
		$ 10,643,065
Hotels, Restaurants & Leisure — 1.8%
McDonald's Corp.	119,660	$ 35,906,376
		$ 35,906,376
Household Durables — 0.8%
Meritage Homes Corp.	246,104	$ 16,572,643
		$ 16,572,643
Household Products — 1.3%
Clorox Co.	199,022	$ 24,989,202
		$ 24,989,202
Industrial Conglomerates — 2.6%
3M Co.(2)	342,655	$ 51,130,979
		$ 51,130,979
Industrial REITs — 1.3%
First Industrial Realty Trust, Inc.	520,292	$ 25,348,626
		$ 25,348,626
Insurance — 6.7%
American International Group, Inc.(2)	575,575	$ 44,681,887
Arch Capital Group Ltd.	193,119	16,619,821
Reinsurance Group of America, Inc.	218,694	42,087,660
Ryan Specialty Holdings, Inc.(2)	421,877	25,814,654
		$ 129,204,022
Interactive Media & Services — 3.3%
Alphabet, Inc., Class C(2)	144,987	$ 27,962,193
Meta Platforms, Inc., Class A(2)	46,713	36,129,703
		$ 64,091,896
Leisure Products — 0.9%
Hasbro, Inc.	234,231	$ 17,604,802
		$ 17,604,802
Security	Shares	Value
Life Sciences Tools & Services — 1.3%
Mettler-Toledo International, Inc.(1)	20,996	$ 25,902,345
		$ 25,902,345
Machinery — 3.1%
Ingersoll Rand, Inc.	154,146	$ 13,045,376
Toro Co.	307,894	22,861,130
Westinghouse Air Brake Technologies Corp.	130,547	25,071,551
		$ 60,978,057
Metals & Mining — 1.9%
Alcoa Corp.	517,203	$ 15,500,574
Steel Dynamics, Inc.	163,808	20,895,348
		$ 36,395,922
Multi-Utilities — 2.5%
CMS Energy Corp.	268,223	$ 19,794,857
Sempra	347,783	28,406,916
		$ 48,201,773
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	286,300	$ 43,414,532
EOG Resources, Inc.	130,124	15,617,483
EQT Corp.	536,391	28,831,016
Williams Cos., Inc.(2)	420,902	25,233,075
		$ 113,096,106
Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.	329,018	$ 14,249,770
Zoetis, Inc.	164,438	23,973,416
		$ 38,223,186
Professional Services — 0.8%
Robert Half, Inc.	432,437	$ 15,961,250
		$ 15,961,250
Residential REITs — 0.6%
Mid-America Apartment Communities, Inc.	84,859	$ 12,086,467
		$ 12,086,467
Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	1,046,065	$ 20,712,087
Micron Technology, Inc.	269,788	29,444,662
ON Semiconductor Corp.(1)	199,597	11,249,287
		$ 61,406,036

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software — 2.2%
Nice Ltd. ADR(1)(2)	98,127	$ 15,312,718
Salesforce, Inc.	103,402	26,711,839
		$ 42,024,557
Specialized REITs — 0.4%
CubeSmart	223,901	$ 8,711,988
		$ 8,711,988
Specialty Retail — 2.3%
Lithia Motors, Inc.	62,680	$ 18,051,840
Lowe's Cos., Inc.	123,158	27,534,434
		$ 45,586,274
Total Common Stocks (identified cost $1,397,976,673)		$1,883,156,554

Corporate Bonds — 22.4%
Security	Principal Amount (000's omitted)	Value
Banks — 13.9%
Banco Bilbao Vizcaya Argentaria SA:
6.125% to 11/16/27(3)(4)	$5,600	$ 5,564,241
9.375% to 3/19/29(3)(4)	4,400	4,892,624
Banco de Credito e Inversiones SA, 8.75% to 2/8/29(3)(4)(5)	3,020	3,247,829
Banco Mercantil del Norte SA/Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	4,434,029
7.625% to 1/10/28(3)(4)(5)	2,101	2,122,502
8.375% to 10/14/30(3)(4)(5)	2,300	2,431,187
8.375% to 5/20/31(3)(4)(5)	1,850	1,892,199
Banco Santander SA, 9.625% to 5/21/33(3)(4)	10,800	12,782,578
Bank of America Corp., Series TT, 6.125% to 4/27/27(3)(4)	4,231	4,278,294
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(4)	12,962	13,592,653
Bank of Nova Scotia, 8.00% to 1/27/29, 1/27/84(4)	13,805	14,750,836
Barclays PLC, 8.00% to 3/15/29(3)(4)	7,020	7,457,641
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.45% to 6/29/33, 6/29/38(4)(5)	1,800	1,920,208
BNP Paribas SA:
4.625% to 2/25/31(3)(4)(5)	2,362	2,121,747
7.75% to 8/16/29(3)(4)(5)	4,890	5,184,270
Canadian Imperial Bank of Commerce, 7.00% to 10/28/30, 10/28/85(4)	5,970	6,038,655
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Citigroup, Inc.:
6.875% to 8/15/30(3)(4)	$2,425	$ 2,451,675
6.95% to 2/15/30(3)(4)	7,370	7,448,137
CoBank ACB, 7.25% to 7/1/29(3)(4)	4,720	4,864,498
Deutsche Bank AG, 6.00% to 10/30/25(3)(4)	2,800	2,796,012
Farm Credit Bank of Texas, 7.75% to 6/15/29(3)(4)	5,268	5,469,022
HSBC Holdings PLC, 4.60% to 12/17/30(3)(4)	10,317	9,536,138
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(3)(4)	7,374	7,572,125
ING Groep NV, 8.00% to 5/16/30(3)(4)(6)	8,830	9,548,740
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(3)(4)	15,209	14,994,482
KeyCorp, Series D, 5.00% to 9/15/26(3)(4)	3,000	2,961,493
NatWest Group PLC:
4.60% to 6/28/31(3)(4)	1,477	1,315,712
8.125% to 11/10/33(3)(4)	5,500	6,039,502
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(3)(4)	5,000	5,022,092
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(4)	9,140	9,527,499
Societe Generale SA:
5.375% to 11/18/30(3)(4)(5)	11,123	10,331,101
10.00% to 11/14/28(3)(4)(5)	2,200	2,430,732
Standard Chartered PLC, 4.75% to 1/14/31(3)(4)(5)	4,440	4,091,564
State Street Corp., Series J, 6.70% to 9/15/29(3)(4)	4,700	4,885,485
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(3)(4)	7,340	7,477,317
Swedbank AB, 7.75% to 3/17/30(3)(4)(6)	9,200	9,769,250
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(4)	15,035	15,885,801
Truist Financial Corp., Series Q, 5.10% to 3/1/30(3)(4)	5,618	5,543,740
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,347,232
4.875% to 2/12/27(3)(4)(5)	5,500	5,409,187
6.85% to 9/10/29(3)(4)(5)	3,150	3,228,517
9.25% to 11/13/33(3)(4)(5)	4,480	5,262,669
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(5)	2,690	2,852,976
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(3)(4)	9,372	9,290,419
		$ 270,064,610
Capital Markets — 0.7%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(3)(4)	$13,900	$ 12,717,936
		$ 12,717,936

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Construction Materials — 0.2%
Cemex SAB de CV, 7.20% to 6/10/30(3)(4)(5)	$4,493	$ 4,592,745
		$ 4,592,745
Diversified Financial Services — 1.3%
Air Lease Corp., 6.00% to 9/24/29(3)(4)	$7,113	$ 7,005,111
American AgCredit Corp., Series A, 5.25% to 6/15/26(3)(4)(5)	9,955	9,681,238
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(4)	2,425	2,344,023
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(3)(4)	2,007	1,966,943
Series W, 7.50% to 2/10/29(3)(4)	4,975	5,267,301
Unifin Financiera SAB de CV:
7.375%, 2/12/26(5)(7)(8)	2,410	0
7.375%, 2/12/26(5)(7)(8)	2,410	0
		$ 26,264,616
Electric Utilities — 0.9%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(3)(4)	$1,933	$ 1,894,558
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(4)	4,770	4,923,209
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	5,475	5,528,299
NextEra Energy Capital Holdings, Inc., 6.375% to 5/15/30, 8/15/55(4)	4,731	4,865,695
		$ 17,211,761
Financial Services — 0.1%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(3)(4)	$2,929	$ 2,852,416
		$ 2,852,416
Food Products — 0.6%
Land O' Lakes, Inc., 8.00%(3)(5)	$11,397	$ 10,927,216
		$ 10,927,216
Independent Power and Renewable Electricity Producers — 0.3%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(4)	$5,554	$ 5,397,324
		$ 5,397,324
Insurance — 2.4%
Allianz SE, 3.50% to 11/17/25(3)(4)(5)	$5,800	$ 5,734,915
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(4)	5,650	5,575,099
Equitable Holdings, Inc., 6.70% to 12/28/34, 3/28/55(4)	7,189	7,346,144
Security	Principal Amount (000's omitted)	Value
Insurance (continued)
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(4)(5)	$9,313	$ 9,755,414
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(5)	13,436	13,077,617
Nippon Life Insurance Co., 6.50% to 4/30/35, 4/30/55(4)(5)	4,450	4,661,170
		$ 46,150,359
Oil and Gas — 0.6%
BP Capital Markets PLC, 6.125% to 3/18/35(3)(4)	$7,025	$ 7,063,001
Petroleos Mexicanos, 6.50%, 3/13/27	5,300	5,305,403
		$ 12,368,404
Pipelines — 0.6%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(4)	$11,320	$ 12,064,154
		$ 12,064,154
Telecommunications — 0.8%
Bell Telephone Co. of Canada or Bell Canada, 6.875% to 6/15/30, 9/15/55(4)	$3,575	$ 3,646,189
Rogers Communications, Inc., 7.125% to 2/14/35, 4/15/55(4)	4,070	4,166,920
TELUS Corp., 7.00% to 7/15/35, 10/15/55(4)	7,170	7,276,955
		$ 15,090,064
Total Corporate Bonds (identified cost $426,458,530)		$ 435,701,605

Preferred Stocks — 2.1%
Security	Shares	Value
Banks — 0.1%
Citizens Financial Group, Inc., Series H, 7.375%	32,614	$ 863,293
KeyCorp, Series H, 6.20% to 12/15/27(4)	46,473	1,158,107
		$ 2,021,400
Capital Markets — 0.4%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 4,899,044
Bank of New York Mellon Corp., Series K, 6.15% to 3/20/30(4)	87,600	2,261,832
		$ 7,160,876

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 0.6%
Brookfield BRP Holdings Canada, Inc.:
4.625%	247,187	$ 3,880,836
7.25%	193,316	4,755,573
SCE Trust IV, Series J, 5.375% to 9/15/25(4)	24,025	572,996
SCE Trust V, Series K, 5.45% to 3/15/26(4)	130,020	3,073,673
		$ 12,283,078
Insurance — 0.8%
American National Group, Inc.:
7.375%	181,500	$ 4,591,950
Series B, 6.625% to 9/1/25(4)	295,909	7,486,498
Aspen Insurance Holdings Ltd., 7.00%	98,000	2,420,600
		$ 14,499,048
Wireless Telecommunication Services — 0.2%
U.S. Cellular Corp., 5.50%	196,865	$ 4,364,497
		$ 4,364,497
Total Preferred Stocks (identified cost $44,107,083)		$ 40,328,899

Miscellaneous — 0.0%
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(1)(7)	$2,474,373	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(9)	1,790,390	$ 1,790,390
Total Short-Term Investments (identified cost $1,790,390)		$ 1,790,390
Total Investments — 121.6%(10) (identified cost $1,870,332,676)		$2,360,977,448
Other Assets, Less Liabilities — (21.6)%		$ (420,162,318)
Net Assets — 100.0%		$1,940,815,130

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at July 31, 2025 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at July 31, 2025 was $365,239,997 and the total market value of the collateral received by State Street Bank and Trust Company was $368,230,836 comprised of cash.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2025, the aggregate value of these securities is $116,738,264 or 6.0% of the Fund's net assets.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2025, the aggregate value of these securities is $19,317,990 or 1.0% of the Fund's net assets.
(7)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	88.0%	$2,078,606,476
Canada	4.6	108,855,717
United Kingdom	1.2	28,440,557
Spain	1.0	23,239,443
Mexico	1.0	22,698,273
France	0.9	20,067,850
Israel	0.7	15,312,718
Switzerland	0.6	15,247,605
Japan	0.5	12,138,487
Sweden	0.4	9,769,250
Netherlands	0.4	9,548,740
Germany	0.4	8,530,927
Chile	0.1	3,247,829
Italy	0.1	2,852,976
Bermuda	0.1	2,420,600
Total Investments	100.0%	$2,360,977,448
Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at July 31, 2025.
Affiliated Investments
 At July 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,790,390, which represents 0.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$25,385,234	$461,479,135	$(485,073,979)	$ —	$ —	$1,790,390	$599,765	1,790,390
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Tax-Advantaged Dividend Income Fund
July 31, 2025
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3**	Total
Common Stocks	$1,883,156,554*	$ —	$ —	$1,883,156,554
Corporate Bonds	—	435,701,605	0	435,701,605
Preferred Stocks:
Communication Services	4,364,497	—	—	4,364,497
Financials	23,681,324	—	—	23,681,324
Utilities	12,283,078	—	—	12,283,078
Total Preferred Stocks	$ 40,328,899	$ —	$ —	$ 40,328,899
Miscellaneous	$ —	$ —	$0	$ 0
Short-Term Investments	1,790,390	—	—	1,790,390
Total Investments	$1,925,275,843	$435,701,605	$0	$2,360,977,448
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.